Definite-Life Intangible Assets (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Definite Life Intangible Assets (Textual)
Definite life intangible assets	$ 164,046		$ 186,414	$ 231,615
Amortization expense	$ 7,973	$ 13,742	$ 18,981	$ 38,297